Additional disclosure requirements - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Condensed Cash Flow Statements, Captions [Line Items]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	€ 4,440	€ (10,338)
Adjustments to profit	11,142	24,498
Net increase/decrease in operating assets	(9,091)	(116,992)
Net increase/decrease in operating liabilities	22,830	148,123
Reimbursements/payments of income tax	(1,276)	(223)
CASH FLOWS FROM OPERATING ACTIVITIES	28,045	45,068
Investments (-)	(4,022)	(4,664)
Divestments (+)	2,344	1,819
CASH FLOWS FROM INVESTING ACTIVITIES	(1,678)	(2,845)
Issuance of own equity instruments	0	0
Proceeds from disposal of own equity instruments	387	421
Payments for acquisition of own equity instrument	(404)	(454)
Dividends paid	(477)	0
Other collections/payments related to financing activities	(751)	(1,667)
CASH FLOWS FROM FINANCING ACTIVITIES	(286)	(1,858)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	3,171	(3,166)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	29,252	37,199
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	153,839	101,067
CASH AND CASH EQUIVALENTS AT END OF PERIOD	183,091	138,266
Banco Santander S.A. | Reportable Legal Entities
Condensed Cash Flow Statements, Captions [Line Items]
CONSOLIDATED PROFIT/(LOSS) FOR THE PERIOD	903	(6,811)
Adjustments to profit	546	11,830
Net increase/decrease in operating assets	(26,844)	(63,984)
Net increase/decrease in operating liabilities	33,777	83,119
Reimbursements/payments of income tax	349	942
CASH FLOWS FROM OPERATING ACTIVITIES	8,731	25,096
Investments (-)	(946)	(1,874)
Divestments (+)	3,597	497
CASH FLOWS FROM INVESTING ACTIVITIES	2,651	(1,377)
Issuance of own equity instruments	0	0
Proceeds from disposal of own equity instruments	316	327
Payments for acquisition of own equity instrument	(316)	(327)
Issuance of debt securities	1,578	1,500
Redemption of debt securities	(426)	(1,914)
Dividends paid	(477)	0
Issuance/Redemption of equity instruments	0	0
Other collections/payments related to financing activities	(100)	(162)
CASH FLOWS FROM FINANCING ACTIVITIES	575	(576)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	180	(253)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	12,137	22,890
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	67,561	32,471
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 79,698	€ 55,361